Cover	Aug. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	NAUTICUS ROBOTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40611
Entity Tax Identification Number	87-1699753
Entity Address, Address Line One	17146 Feathercraft Lane
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Webster
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	281
Local Phone Number	942-9069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001849820
Current Fiscal Year End Date	--12-31
Amendment Description	Explanatory Note
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KITT
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	KITTW
Security Exchange Name	NASDAQ